INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
As of September 30, the Company’s investments in equity method investees includes the following:

(Thousands)	2020	2019
Steckman Ridge (1)	$112,378	$114,428
PennEast (2)	95,997	85,840
Total	$208,375	$200,268
(1)Includes loans with a total outstanding principal balance of $70.4 million for both fiscal 2020 and 2019, which accrue interest at a variable rate that resets quarterly and are due October 1, 2023.
(2)Includes a deferred tax component related to AFUDC equity of $4.6 million and $4.1 million for September 30, 2020 and September 30, 2019, respectively.